Derivative Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Derivative Liabilities
15.	Derivative Liabilities
On October 19, 2021, the Company issued 7,500,000 common share purchase warrants with an exercise price of US$2.35 and expiry date of October 19, 2026 (Note 16(d)). Due to the variable nature of the proceeds from exercise of these warrants, the Company recognized a derivative liability of $11,864,649 at the issuance date. The fair value of these liabilities will be revalued at the end of every reporting period and the change in fair value will be reported in profit or loss as a gain or loss on derivative financial instruments.

	Year ended December 31,

	2021	2020

Balance, beginning of year	$ -	$ -

Additions	11,864,649	-

Change in fair value of derivative liabilities	(7,922,647)	-

Balance, end of year	$ 3,942,002	$ -

The Company determined the fair value for the purchase warrant derivative liabilities using the Black-Scholes option pricing model. The following table shows the assumptions used in the calculations:

For the Years Ended December 31, 2021 and 2020

	Issuance Date	December 31, 2021

Risk-free interest rate	1.31%	1.25%

Dividend yield	0%	0%

Expected volatility	103%	101%

Expected life (years)	5.0	4.8

Forfeiture rate	0%	0%